Bank Loans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Short-term debt, weighted average interest rate	5.88%	4.65%	4.77%
Interest costs incurred, total	$ 1,264,000	$ 3,023,000	$ 1,485,000
Interest costs capitalized	$ 0	$ 187,000	$ 32,000
Short Term And Long Term Bank Loans
Line of Credit Facility [Line Items]
Debt, weighted average interest rate	5.88%	5.64%	4.84%